Quarterly Holdings Report
for
Fidelity® SAI Convertible Arbitrage Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SCA-NPRT1-0626
1.9909700.102
Common Stocks - 25.0%
	Shares	Value ($)
UNITED STATES - 25.0%
Consumer Staples - 6.8%
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp	6,000	6,087,180
Tobacco - 6.3%
Philip Morris International Inc	445,000	73,456,150
TOTAL CONSUMER STAPLES		79,543,330
Financials - 11.0%
Banks - 3.6%
Citigroup Inc	325,000	41,593,500
Capital Markets - 0.6%
Morgan Stanley	41,700	7,947,603
Financial Services - 6.8%
Mastercard Inc Class A	157,600	79,260,192
TOTAL FINANCIALS		128,801,295
Health Care - 0.6%
Biotechnology - 0.6%
AbbVie Inc	32,000	6,762,240
Industrials - 0.0%
Aerospace & Defense - 0.0%
Voyager Technologies Inc Class A	28,700	757,967
Information Technology - 6.6%
Semiconductors & Semiconductor Equipment - 5.4%
Broadcom Inc	75,000	31,307,250
NVIDIA Corp	157,000	31,332,490
		62,639,740
Software - 1.2%
Microsoft Corp	24,000	9,786,720
Oracle Corp	25,900	4,180,001
		13,966,721
TOTAL INFORMATION TECHNOLOGY		76,606,461
TOTAL UNITED STATES		292,471,293
TOTAL COMMON STOCKS (Cost $255,558,722)		292,471,293

Convertible Corporate Bonds - 28.9%
	Principal Amount (a)	Value ($)
CANADA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Denison Mines Corp 4.25% 9/15/2031 (b)	7,500,000	12,318,750
MONACO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Scorpio Tankers Inc 1.75% 4/15/2031 (b)	10,000,000	11,205,000
UNITED STATES - 26.9%
Consumer Discretionary - 7.4%
Automobile Components - 2.7%
LCI Industries 3% 3/1/2030	25,792,000	30,563,520
Broadline Retail - 0.7%
Etsy Inc 0.25% 6/15/2028	9,000,000	8,131,500
Diversified Consumer Services - 2.1%
Liberty Live Holdings Inc 2.375% 9/30/2053 (b)	15,250,000	24,918,500
Hotels, Restaurants & Leisure - 1.9%
Cheesecake Factory Inc/The 2% 3/15/2030	11,861,000	13,070,822
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (b)	4,225,000	3,367,748
Marriott Vacations Worldwide Corp 3.25% 12/15/2027	5,500,000	5,326,750
		21,765,320
TOTAL CONSUMER DISCRETIONARY		85,378,840
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Northern Oil & Gas Inc 3.625% 4/15/2029 (b)	2,500,000	2,649,999
Financials - 4.4%
Capital Markets - 2.8%
Coinbase Global Inc 0% 10/1/2032 (b)(c)	9,500,000	8,008,500
Coinbase Global Inc 0.5% 6/1/2026	24,500,000	24,406,900
Galaxy Digital Holdings LP 3% 12/15/2026 (b)	500,000	555,500
		32,970,900
Financial Services - 1.6%
Euronet Worldwide Inc 0.625% 10/1/2030 (b)	20,520,000	18,468,000
TOTAL FINANCIALS		51,438,900
Health Care - 1.3%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	8,500,000	10,498,350
Cytokinetics Inc 1.75% 10/1/2031 (b)	3,920,000	5,002,900
TOTAL HEALTH CARE		15,501,250
Industrials - 4.6%
Commercial Services & Supplies - 3.2%
Pitney Bowes Inc 1.5% 8/15/2030 (b)	27,500,000	33,715,000
Tetra Tech Inc 2.25% 8/15/2028	3,000,000	3,274,800
		36,989,800
Electrical Equipment - 1.4%
Enovix Corp 4.75% 9/15/2030 (b)	19,000,000	17,230,625
TOTAL INDUSTRIALS		54,220,425
Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 1.0%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,900,000	11,104,860
IT Services - 2.0%
Akamai Technologies Inc 1.125% 2/15/2029	3,000,000	3,331,500
Cloudflare Inc 0% 8/15/2026 (c)	4,500,000	5,228,029
DigitalOcean Holdings Inc 0% 12/1/2026 (c)	15,000,000	14,827,500
		23,387,029
Software - 3.9%
A10 Networks Inc 2.75% 4/1/2030	10,000,000	13,195,286
BlackLine Inc 1% 6/1/2029	5,000,000	4,577,500
Box Inc 1.5% 9/15/2029	3,000,000	2,815,500
Life360 Inc 0% 6/1/2030 (b)(c)	21,000,000	19,803,000
Unity Software Inc 0% 11/15/2026 (c)	5,172,000	5,040,114
		45,431,400
TOTAL INFORMATION TECHNOLOGY		79,923,289
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Compass Inc 0.25% 4/15/2031 (b)	11,998,000	10,534,244
Utilities - 1.2%
Electric Utilities - 0.3%
Southern Co/The 3.25% 6/15/2028 (b)	3,267,000	3,320,906
Independent Power and Renewable Electricity Producers - 0.9%
Ormat Technologies Inc 0% 3/15/2031 (b)(c)	1,870,000	1,957,890
XPLR Infrastructure LP 2.5% 6/15/2026 (b)	8,750,000	8,706,250
		10,664,140
TOTAL UTILITIES		13,985,046
TOTAL UNITED STATES		313,631,993
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $330,251,958)		337,155,743

Domestic Equity Funds - 2.0%
	Shares	Value ($)
Financial Select Sector SPDR ETF (Cost $21,779,781)	438,300	22,848,579

U.S. Treasury Obligations - 28.6%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/7/2026 (e)	3.63	85,000,000	84,949,033
US Treasury Bills 0% 6/4/2026 (e)	3.63	125,000,000	124,575,443
US Treasury Bills 0% 7/9/2026 (e)(f)	3.64	125,000,000	124,136,541
TOTAL U.S. TREASURY OBLIGATIONS (Cost $333,661,267)			333,661,017

Money Market Funds - 15.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $179,038,085)	3.69	179,002,285	179,038,085

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,120,289,813)	1,165,174,717
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,888,079
NET ASSETS - 100.0%	1,168,062,796

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
SHORT

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	(538)	6/2026	(111,433,250)	974,200
CBOT 5Y US Treasury Notes Contracts (United States)	(572)	6/2026	(61,682,156)	973,202

TOTAL FUTURES CONTRACTS				1,947,402

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Voyager Technologies Inc Class A	Pay	Monthly	U.S. Overnight Bank Funding Rate	Monthly	JPMorgan Chase Bank NA	5/2026	783,223	27,034	0	27,034
TOTAL RETURN SWAPS								27,034	0	27,034
Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.64% plus or minus a specified spread ranging from (0.5)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Bank of Montreal	10/2026	3,015,738,348	1,336,079	(947,350)	388,730

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
UNITED STATES -36917.0%
Communication Services - 3.7%
Entertainment - (192.9)%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027				234,000	27,331,200	(966,420)
Live Nation Entertainment Inc 3.125% 1/15/2029				100,000	15,763,014	216,421
					43,094,214	(749,999)
Interactive Media & Services - 196.6%
Snap Inc 0.5% 5/1/2030				290,000	24,389,000	212,812
Match Group Financeco 3 Inc 2% 1/15/2030 (1)				450,000	41,170,000	551,535
					65,559,000	764,347
TOTAL COMMUNICATION SERVICES					108,653,214	14,348
Utilities - 45.2%
Multi-Utilities - 63.4%
WEC Energy Group Inc 4.375% 6/1/2029				125,000	15,821,615	246,536
Electric Utilities - 49.3%
Pinnacle West Capital Corp 4.75% 6/15/2027				140,000	16,568,222	169,248
Southern Co/The 3.25% 6/15/2028 (1)				161,330	16,597,272	22,492
					33,165,494	191,740
Gas Utilities - (67.5)%
UGI Corp 5% 6/1/2028				90,000	12,697,500	(262,410)
TOTAL UTILITIES					61,684,609	175,866
Health Care - (550.9)%
Biotechnology - (94.6)%
Halozyme Therapeutics Inc 1% 8/15/2028				60,000	7,644,667	(400,217)
Mirum Pharmaceuticals Inc 4% 5/1/2029				30,000	9,429,000	32,493
					17,073,667	(367,724)
Pharmaceuticals - (456.3)%
Zoetis Inc 0.25% 6/15/2029 (1)				400,000	39,576,944	(611,033)
BofA Finance LLC 0.6% 5/25/2027				235,000	26,392,850	(1,522,330)
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (1)				131,910	17,694,602	359,677
					83,664,396	(1,773,686)
TOTAL HEALTH CARE					100,738,063	(2,141,410)
Energy - 199.4%
Oil, Gas & Consumable Fuels - 199.4%
Green Plains Inc 2.25% 3/15/2027				50,000	4,986,875	56,018
Centrus Energy Corp 0% 8/15/2032 (1)				165,000	19,655,625	719,070
					24,642,500	775,088
TOTAL ENERGY					24,642,500	775,088
Consumer Staples - 660.5%
Consumer Staples Distribution & Retail - 714.2%
Chefs' Warehouse Inc/The 2.375% 12/15/2028				110,000	20,338,694	2,776,421
Food Products - (53.7)%
Freshpet Inc 3% 4/1/2028				165,000	20,299,950	(208,725)
TOTAL CONSUMER STAPLES					40,638,644	2,567,696
Real Estate - 313.3%
Health Care REITs - 313.3%
Welltower OP LLC 2.75% 5/15/2028 (1)				180,000	41,286,250	1,217,985
TOTAL REAL ESTATE					41,286,250	1,217,985
Materials - 3330.5%
Metals & Mining - 3330.5%
MP Materials Corp 3% 3/1/2030 (1)				490,000	154,815,500	13,912,368
Century Aluminum Co 2.75% 5/1/2028				37,500	11,932,500	(965,528)
					166,748,000	12,946,840
TOTAL MATERIALS					166,748,000	12,946,840
Financials - 437.5%
Capital Markets - 355.7%
Galaxy Digital Holdings LP 3% 12/15/2026 (1)				250,000	28,058,333	924,500
Coinbase Global Inc 0.25% 4/1/2030				100,000	9,707,083	21,952
Galaxy Digital Holdings LP 2.5% 12/1/2029 (1)				37,500	5,409,063	436,431
					43,174,479	1,382,883
Financial Services - 81.8%
Global Payments Inc 1.5% 3/1/2031				330,000	29,700,000	318,021
TOTAL FINANCIALS					72,874,479	1,700,904
Industrials - 183.2%
Commercial Services & Supplies - 46.9%
Tetra Tech Inc 2.25% 8/15/2028				138,000	15,129,630	182,471
Construction & Engineering - 327.0%
Fluor Corp 1.125% 8/15/2029				185,000	24,833,938	1,271,297
Ground Transportation - (224.8)%
Uber Technologies Inc 0.875% 12/1/2028				240,000	29,427,500	(925,810)
Lyft Inc 0.625% 3/1/2029				200,000	20,942,833	52,208
					50,370,333	(873,602)
Machinery - 34.1%
JBT Marel Corp 0.25% 5/15/2026				241,000	24,079,582	132,650
TOTAL INDUSTRIALS					114,413,483	712,816
Consumer Discretionary - 111.8%
Hotels, Restaurants & Leisure - 92.3%
DraftKings Holdings Inc 0% 3/15/2028				217,500	19,846,875	185,245
Marriott Vacations Worldwide Corp 3.25% 12/15/2027				125,000	12,259,722	76,302
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (1)				125,000	9,991,701	309,052
DoorDash Inc 0% 5/15/2030 (1)				100,000	9,540,000	(211,700)
					51,638,298	358,899
Broadline Retail - 19.5%
Etsy Inc 0.125% 9/1/2027				55,000	5,183,750	75,625
TOTAL CONSUMER DISCRETIONARY					56,822,048	434,524
Information Technology - 32182.8%
Semiconductors & Semiconductor Equipment - 4082.6%
ON Semiconductor Corp 0% 5/1/2027				300,000	57,750,000	14,964,000
Penguin Solutions Inc 2% 8/15/2030				82,500	10,928,958	906,208
					68,678,958	15,870,208
Electronic Equipment, Instruments & Components - (113.2)%
Itron Inc 0% 3/15/2032 (1)				55,000	5,153,500	(440,055)
Software - 296.1%
Box Inc 1.5% 9/15/2029				95,000	8,933,958	10,156
CyberArk Software Ltd 0% 6/15/2030 (1)				250,000	27,217,500	1,193,500
BlackLine Inc 1% 6/1/2029				100,000	9,196,667	(52,671)
					45,348,125	1,150,985
Communications Equipment - 3601.9%
Lumentum Holdings Inc 1.5% 12/15/2029				122,920	159,721,838	14,001,510
Technology Hardware, Storage & Peripherals - 23887.0%
Seagate HDD Cayman 3.5% 6/1/2028				197,420	160,903,881	36,308,664
Western Digital Corp 3% 11/15/2028				314,070	361,357,426	56,547,361
					522,261,307	92,856,025
IT Services - 428.4%
Okta Inc 0.375% 6/15/2026				96,500	9,610,596	(51,567)
Snowflake Inc 0% 10/1/2029				475,000	55,660,500	(1,607,863)
Akamai Technologies Inc 1.125% 2/15/2029				610,000	67,885,375	2,944,501
Akamai Technologies Inc 0.375% 9/1/2027				62,500	6,925,781	380,289
					140,082,252	1,665,360
TOTAL INFORMATION TECHNOLOGY					941,245,980	125,104,033
TOTAL UNITED STATES					1,729,747,270	143,508,690
TOTAL CONVERTIBLE CORPORATE BONDS					1,729,747,270	143,508,690
TOTAL LONG					1,729,747,270	143,508,690

SHORT
Common Stocks
UNITED STATES -(36573.6)%
Communication Services - (7.5)%
Entertainment - 104.7%
Live Nation Entertainment Inc (2)				(211,800)	(33,451,692)	(449,016)
Liberty Media Corp-Liberty Formula One Class C (2)				(189,359)	(16,275,406)	855,903
					(49,727,098)	406,887
Interactive Media & Services - (112.2)%
Match Group Inc				(145,300)	(5,437,126)	(421,370)
Snap Inc Class A (2)				(497,300)	(3,018,611)	(14,919)
					(8,455,737)	(436,289)
TOTAL COMMUNICATION SERVICES					(58,182,835)	(29,402)
Utilities - (61.1)%
Multi-Utilities - (73.4)%
WEC Energy Group Inc				(92,400)	(10,897,656)	(285,516)
Electric Utilities - (59.2)%
Pinnacle West Capital Corp				(104,800)	(10,869,856)	(96,416)
Southern Co/The				(65,000)	(6,285,500)	(133,900)
					(17,155,356)	(230,316)
Gas Utilities - 71.5%
UGI Corp				(275,000)	(9,924,750)	277,750
TOTAL UTILITIES					(37,977,762)	(238,082)
Health Care - 548.5%
Biotechnology - 74.7%
Mirum Pharmaceuticals Inc (2)				(87,000)	(8,465,970)	(73,734)
Halozyme Therapeutics Inc (2)				(83,000)	(5,283,780)	364,370
					(13,749,750)	290,636
Pharmaceuticals - 473.8%
Merck & Co Inc				(153,400)	(16,748,212)	1,337,648
Zoetis Inc Class A				(121,500)	(13,968,855)	703,485
Ligand Pharmaceuticals Inc (2)				(56,300)	(12,918,035)	(199,521)
					(43,635,102)	1,841,612
TOTAL HEALTH CARE					(57,384,852)	2,132,248
Consumer Staples - (666.3)%
Consumer Staples Distribution & Retail - (706.9)%
Chefs' Warehouse Inc/The (2)				(225,000)	(17,460,000)	(2,748,037)
Food Products - 40.6%
Freshpet Inc (2)				(112,000)	(7,546,560)	157,920
TOTAL CONSUMER STAPLES					(25,006,560)	(2,590,117)
Energy - (248.1)%
Oil, Gas & Consumable Fuels - (248.1)%
Green Plains Inc (2)				(55,000)	(955,900)	(108,350)
Centrus Energy Corp Class A (2)				(65,000)	(13,712,400)	(856,050)
					(14,668,300)	(964,400)
TOTAL ENERGY					(14,668,300)	(964,400)
Real Estate - (285.1)%
Health Care REITs - (285.1)%
				(184,400)	(40,077,496)	(1,108,244)
TOTAL REAL ESTATE					(40,077,496)	(1,108,244)
Financials - (230.9)%
Capital Markets - (194.9)%
Galaxy Digital Inc Class A				(264,500)	(7,257,880)	(899,300)
Coinbase Global Inc Class A (2)				(17,400)	(3,267,198)	141,462
					(10,525,078)	(757,838)
Financial Services - (36.0)%
Global Payments Inc				(78,200)	(5,627,272)	(139,978)
TOTAL FINANCIALS					(16,152,350)	(897,816)
Materials - (3323.8)%
Metals & Mining - (3323.8)%
Century Aluminum Co (2)				(197,000)	(11,709,680)	916,050
MP Materials Corp (2)				(2,122,200)	(140,150,088)	(13,836,744)
					(151,859,768)	(12,920,694)
TOTAL MATERIALS					(151,859,768)	(12,920,694)
Industrials - (1341.4)%
Commercial Services & Supplies - (1216.3)%
Pitney Bowes Inc				(1,350,500)	(20,878,730)	(4,572,566)
Tetra Tech Inc				(235,400)	(7,608,128)	(155,364)
					(28,486,858)	(4,727,930)
Ground Transportation - 221.9%
Uber Technologies Inc (2)				(214,200)	(15,981,462)	571,914
Lyft Inc Class A (2)				(570,000)	(8,065,500)	290,700
					(24,046,962)	862,614
Construction & Engineering - (347.0)%
Fluor Corp (2)				(281,571)	(15,021,813)	(1,348,725)
TOTAL INDUSTRIALS					(67,555,633)	(5,214,041)
Consumer Discretionary - (27.7)%
Hotels, Restaurants & Leisure - (22.7)%
Cheesecake Factory Inc/The				(50,700)	(3,187,509)	(70,980)
Cracker Barrel Old Country Store Inc				(146,600)	(4,591,512)	(291,734)
DoorDash Inc Class A (2)				(24,000)	(4,047,600)	270,840
DraftKings Inc Class A (2)				(11,500)	(268,180)	3,680
					(12,094,801)	(88,194)
Broadline Retail - (5.0)%
Etsy Inc (2)				(3,000)	(193,020)	(19,260)
TOTAL CONSUMER DISCRETIONARY					(12,287,821)	(107,454)
Information Technology - (30930.2)%
Semiconductors & Semiconductor Equipment - (3261.3)%
Penguin Solutions Inc (2)				(212,100)	(6,449,961)	(829,311)
ON Semiconductor Corp (2)				(521,100)	(52,532,091)	(11,848,488)
					(58,982,052)	(12,677,799)
Electronic Equipment, Instruments & Components - 118.5%
Itron Inc (2)				(33,500)	(2,807,300)	460,625
Software - (195.0)%
Box Inc Class A (2)				(124,600)	(3,015,320)	(48,594)
BlackLine Inc (2)				(84,700)	(2,646,875)	111,804
Palo Alto Networks Inc (2)				(54,000)	(9,683,280)	(821,340)
					(15,345,475)	(758,130)
Communications Equipment - (3525.4)%
Lumentum Holdings Inc (2)				(175,000)	(157,906,000)	(13,704,250)
Technology Hardware, Storage & Peripherals - (23542.9)%
Western Digital Corp				(805,800)	(350,136,216)	(56,019,216)
Seagate Technology Holdings PLC				(230,452)	(155,241,685)	(35,498,826)
					(505,377,901)	(91,518,042)
IT Services - (524.1)%
Snowflake Inc (2)				(217,100)	(29,627,637)	1,738,971
Akamai Technologies Inc (2)				(335,700)	(34,570,386)	(3,757,084)
Okta Inc Class A (2)				(3,000)	(220,950)	(18,900)
					(64,418,973)	(2,037,013)
TOTAL INFORMATION TECHNOLOGY					(804,837,701)	(120,234,609)
TOTAL UNITED STATES					(1,285,991,078)	(142,172,611)
TOTAL COMMON STOCKS					(1,285,991,078)	(142,172,611)
TOTAL SHORT					(1,285,991,078)	(142,172,611)

TOTAL SWAP COMPONENTS					443,756,192	1,336,079

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.64% plus or minus a specified spread ranging from (0.45)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	6/2026 - 10/2026	2,056,797,686	(5,059,369)	(316,629)	(5,376,128)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
CANADA -29.5%
Materials - 29.5%
Metals & Mining - 29.5%
B2Gold Corp 2.75% 2/1/2030 (1)				27,500,000	44,312,813	(1,586,723)
TOTAL MATERIALS					44,312,813	(1,586,723)
TOTAL CANADA					44,312,813	(1,586,723)
UNITED STATES -(410.9)%
Communication Services - (35.9)%
Entertainment - (35.9)%
Sphere Entertainment Co 3.5% 12/1/2028				8,000,000	32,528,667	1,930,981
TOTAL COMMUNICATION SERVICES					32,528,667	1,930,981
Utilities - (16.5)%
Electric Utilities - (16.5)%
NextEra Energy Capital Holdings Inc 3% 3/1/2027				10,000,000	14,585,000	886,714
TOTAL UTILITIES					14,585,000	886,714
Health Care - 54.2%
Health Care Equipment & Supplies - 20.1%
TransMedics Group Inc 1.5% 6/1/2028				7,500,000	9,907,875	(812,055)
Merit Medical Systems Inc 3% 2/1/2029				12,732,000	13,655,957	(269,271)
					23,563,832	(1,081,326)
Biotechnology - 31.2%
Alnylam Pharmaceuticals Inc 1% 9/15/2027				29,818,000	36,866,313	(1,773,290)
Mirum Pharmaceuticals Inc 4% 5/1/2029				9,800,000	30,801,400	94,652
					67,667,713	(1,678,638)
Life Sciences Tools & Services - 5.4%
Repligen Corp 1% 12/15/2028				11,500,000	11,370,944	(291,425)
Pharmaceuticals - (2.5)%
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (1)				11,140,000	14,943,475	135,890
TOTAL HEALTH CARE					117,545,964	(2,915,499)
Energy - (39.9)%
Oil, Gas & Consumable Fuels - (39.9)%
World Kinect Corp 3.25% 7/1/2028				25,000,000	28,870,833	1,917,310
Northern Oil & Gas Inc 3.625% 4/15/2029 (1)				15,000,000	15,924,167	227,080
					44,795,000	2,144,390
TOTAL ENERGY					44,795,000	2,144,390
Consumer Staples - 0.9%
Food Products - 0.9%
Freshpet Inc 3% 4/1/2028				6,000,000	7,381,800	(49,498)
TOTAL CONSUMER STAPLES					7,381,800	(49,498)
Real Estate - (7.1)%
Real Estate Management & Development - (7.1)%
Compass Inc 0.25% 4/15/2031 (1)				23,832,000	20,943,032	379,363
TOTAL REAL ESTATE					20,943,032	379,363
Financials - (176.3)%
Capital Markets - (34.1)%
Galaxy Digital Holdings LP 3% 12/15/2026 (1)				20,000,000	22,446,667	685,100
Galaxy Digital Holdings LP 2.5% 12/1/2029 (1)				10,250,000	14,784,771	1,149,307
					37,231,438	1,834,407
Consumer Finance - (142.2)%
EZCORP Inc 3.75% 12/15/2029 (1)				26,994,000	81,053,984	7,644,773
TOTAL FINANCIALS					118,285,422	9,479,180
Industrials - (223.5)%
Ground Transportation - 1.2%
Uber Technologies Inc 0.875% 12/1/2028				2,500,000	3,065,365	(62,868)
Construction & Engineering - (232.8)%
Granite Construction Inc 3.25% 6/15/2030				44,930,000	83,222,841	5,591,702
Granite Construction Inc 3.75% 5/15/2028				29,140,000	87,603,339	6,925,479
					170,826,180	12,517,181
Machinery - 8.1%
Greenbrier Cos Inc/The 2.875% 4/15/2028				23,250,000	26,218,508	(435,375)
TOTAL INDUSTRIALS					200,110,053	12,018,938
Consumer Discretionary - (5.1)%
Diversified Consumer Services - (5.1)%
Stride Inc 1.125% 9/1/2027				5,000,000	9,436,875	276,534
TOTAL CONSUMER DISCRETIONARY					9,436,875	276,534
Information Technology - 38.3%
Semiconductors & Semiconductor Equipment - (51.9)%
MKS Inc 1.25% 6/1/2030				29,000,000	57,194,042	2,790,787
Electronic Equipment, Instruments & Components - (17.9)%
Advanced Energy Industries Inc 2.5% 9/15/2028				30,844,000	87,923,735	2,091,338
OSI Systems Inc 2.25% 8/1/2029				13,400,000	21,930,775	(1,126,867)
					109,854,510	964,471
Software - 219.9%
Box Inc 1.5% 9/15/2029				4,500,000	4,231,875	36,656
InterDigital Inc 3.5% 6/1/2027				13,472,000	51,875,059	(12,102,418)
Nutanix Inc 0.25% 10/1/2027				13,250,000	13,903,866	246,162
BlackLine Inc 1% 6/1/2029				3,750,000	3,448,750	(4,349)
					73,459,550	(11,823,949)
Technology Hardware, Storage & Peripherals - (98.3)%
Western Digital Corp 3% 11/15/2028				2,900,000	33,366,337	5,285,965
IT Services - (13.5)%
Akamai Technologies Inc 0.375% 9/1/2027				12,500,000	13,851,563	723,367
TOTAL INFORMATION TECHNOLOGY					287,726,002	(2,059,359)
TOTAL UNITED STATES					853,337,815	22,091,744
ISRAEL -12.0%
Information Technology - 12.0%
Software - 12.0%
Check Point Software Technologies Ltd 0% 12/15/2030 (1)				34,000,000	30,753,000	(647,668)
TOTAL INFORMATION TECHNOLOGY					30,753,000	(647,668)
TOTAL ISRAEL					30,753,000	(647,668)
TOTAL CONVERTIBLE CORPORATE BONDS					928,403,628	19,857,353
TOTAL LONG					928,403,628	19,857,353

SHORT
Domestic Equity Funds
Financial Select Sector SPDR ETF				(438,300)	(22,848,579)	17,532
Common Stocks
CANADA -(28.5)%
Energy - (2.2)%
Oil, Gas & Consumable Fuels - (2.2)%
Denison Mines Corp (2)				(2,314,800)	(8,865,684)	115,740
TOTAL ENERGY					(8,865,684)	115,740
Materials - (26.3)%
Metals & Mining - (26.3)%
B2Gold Corp				(7,396,400)	(33,283,800)	1,411,828
TOTAL MATERIALS					(33,283,800)	1,411,828
TOTAL CANADA					(42,149,484)	1,527,568
MONACO -8.2%
Energy - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Scorpio Tankers Inc				(59,800)	(4,863,534)	(440,726)
TOTAL ENERGY					(4,863,534)	(440,726)
TOTAL MONACO					(4,863,534)	(440,726)
UNITED STATES -496.5%
Communication Services - 41.0%
Entertainment - 41.0%
Sphere Entertainment Co Class A (2)				(223,000)	(31,766,350)	(2,205,161)
TOTAL COMMUNICATION SERVICES					(31,766,350)	(2,205,161)
Utilities - 16.7%
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc				(2,300)	(264,270)	(2,507)
Electric Utilities - 16.7%
NextEra Energy Inc				(135,000)	(13,213,800)	(896,400)
TOTAL UTILITIES					(13,478,070)	(898,907)
Health Care - (58.5)%
Biotechnology - (35.6)%
AbbVie Inc				(32,000)	(6,762,240)	(92,800)
Mirum Pharmaceuticals Inc (2)				(303,200)	(29,504,392)	(275,912)
(2)				(43,000)	(2,750,710)	60,200
Alnylam Pharmaceuticals Inc (2)				(93,000)	(28,782,570)	2,222,700
					(67,799,912)	1,914,188
Health Care Equipment & Supplies - (19.4)%
Merit Medical Systems Inc (2)				(73,300)	(4,997,594)	186,915
TransMedics Group Inc (2)				(55,900)	(5,634,161)	856,388
					(10,631,755)	1,043,303
Life Sciences Tools & Services - (7.1)%
Repligen Corp (2)				(28,000)	(3,312,680)	381,360
Pharmaceuticals - 3.6%
Ligand Pharmaceuticals Inc (2)				(44,700)	(10,256,415)	(194,892)
TOTAL HEALTH CARE					(92,000,762)	3,143,959
Consumer Staples - 67.0%
Tobacco - 65.2%
Philip Morris International Inc Class A				(445,000)	(73,456,150)	(3,506,600)
Consumer Staples Distribution & Retail - 3.3%
Costco Wholesale Corp				(6,000)	(6,087,180)	(178,680)
Food Products - (1.5)%
Freshpet Inc (2)				(58,000)	(3,908,040)	81,780
TOTAL CONSUMER STAPLES					(83,451,370)	(3,603,500)
Energy - 35.6%
Oil, Gas & Consumable Fuels - 35.6%
Northern Oil & Gas Inc				(253,900)	(6,895,924)	(327,531)
World Kinect Corp				(510,000)	(13,754,700)	(1,586,100)
					(20,650,624)	(1,913,631)
TOTAL ENERGY					(20,650,624)	(1,913,631)
Real Estate - 8.7%
Real Estate Management & Development - 8.7%
Compass Inc Class A (2)				(1,608,400)	(12,175,588)	(466,436)
TOTAL REAL ESTATE					(12,175,588)	(466,436)
Financials - 113.1%
Capital Markets - 40.0%
Morgan Stanley				(41,700)	(7,947,603)	42,951
Galaxy Digital Inc Class A				(687,300)	(18,859,512)	(2,336,820)
Coinbase Global Inc Class A (2)				(18,100)	(3,398,637)	147,153
					(30,205,752)	(2,146,716)
Financial Services - (51.4)%
Mastercard Inc Class A				(157,600)	(79,260,192)	2,685,504
Euronet Worldwide Inc (2)				(60,000)	(4,342,800)	78,600
					(83,602,992)	2,764,104
Banks - (22.4)%
Citigroup Inc				(325,000)	(41,593,500)	1,205,750
Consumer Finance - 146.9%
EZCORP Inc Class A (2)				(2,283,100)	(74,840,018)	(7,899,526)
TOTAL FINANCIALS					(230,242,262)	(6,076,388)
Industrials - 231.3%
Electrical Equipment - 8.5%
Enovix Corp Class B (2)				(1,274,300)	(8,499,581)	(458,748)
Construction & Engineering - 234.6%
Granite Construction Inc				(1,146,400)	(157,137,048)	(12,610,287)
Ground Transportation - (2.0)%
Uber Technologies Inc (2)				(40,800)	(3,044,088)	108,936
Machinery - (9.8)%
Greenbrier Cos Inc/The				(230,000)	(11,297,600)	526,700
TOTAL INDUSTRIALS					(179,978,317)	(12,433,399)
Consumer Discretionary - 2.4%
Automobile Components - (4.1)%
LCI Industries				(153,800)	(18,336,036)	218,396
Hotels, Restaurants & Leisure - 1.6%
Cheesecake Factory Inc/The				(62,900)	(3,954,523)	(88,060)
Diversified Consumer Services - 4.9%
Stride Inc (2)				(88,000)	(8,550,080)	(260,858)
TOTAL CONSUMER DISCRETIONARY					(30,840,639)	(130,522)
Information Technology - 39.2%
Semiconductors & Semiconductor Equipment - 76.7%
MKS Inc				(166,900)	(47,357,875)	(2,461,775)
NVIDIA Corp				(157,000)	(31,332,490)	(109,900)
Broadcom Inc				(75,000)	(31,307,250)	(1,553,250)
					(109,997,615)	(4,124,925)
Electronic Equipment, Instruments & Components - 22.9%
Advanced Energy Industries Inc				(242,700)	(93,174,957)	(2,327,493)
OSI Systems Inc (2)				(57,800)	(16,583,976)	1,097,044
					(109,758,933)	(1,230,449)
Software - (218.3)%
InterDigital Inc				(174,300)	(51,690,408)	12,016,242
Microsoft Corp				(24,000)	(9,786,720)	82,560
Oracle Corp				(25,900)	(4,180,001)	218,078
A10 Networks Inc				(310,000)	(8,270,800)	(348,566)
Box Inc Class A (2)				(51,100)	(1,236,620)	(19,929)
Life360 Inc (2)				(142,500)	(6,140,325)	(71,250)
BlackLine Inc (2)				(66,000)	(2,062,500)	87,120
Nutanix Inc Class A (2)				(84,900)	(3,471,561)	(223,287)
					(86,838,935)	11,740,968
Technology Hardware, Storage & Peripherals - 141.5%
Western Digital Corp				(93,900)	(40,801,428)	(6,527,928)
Seagate Technology Holdings PLC				(7,000)	(4,715,480)	(1,078,280)
					(45,516,908)	(7,606,208)
IT Services - 16.4%
Akamai Technologies Inc (2)				(55,500)	(5,715,390)	(699,300)
Cloudflare Inc Class A (2)				(13,400)	(2,746,598)	(183,797)
					(8,461,988)	(883,097)
TOTAL INFORMATION TECHNOLOGY					(360,574,379)	(2,103,711)
TOTAL UNITED STATES					(1,055,158,361)	(26,687,696)
ISRAEL -(12.4)%
Information Technology - (12.4)%
Software - (12.4)%
Check Point Software Technologies Ltd (2)				(30,000)	(3,374,100)	666,600
TOTAL INFORMATION TECHNOLOGY					(3,374,100)	666,600
TOTAL ISRAEL					(3,374,100)	666,600
TOTAL COMMON STOCKS					(1,105,545,479)	(24,934,254)
TOTAL SHORT					(1,128,394,058)	(24,916,722)

TOTAL SWAP COMPONENTS					(199,990,430)	(5,059,369)

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,762,812 or 15.6% of net assets.

(2) Non-income producing.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,762,812 or 15.6% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $280,844,020.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,398,274.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,311,952	387,012,350	262,286,217	1,171,479	-	-	179,038,085	179,002,285	0.3%
Total	54,311,952	387,012,350	262,286,217	1,171,479	-	-	179,038,085

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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